CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF LOSS [Abstract]
Revenues	$ 193	$ 51
Cost of revenues	434	115
Gross loss	241	64
Operating expenses:
Research and development, net	877	740
Marketing and business development	3,563	1,181
General and administrative	1,989	1,402
Total operating expenses	6,429	3,323
Operating loss	6,670	3,387
Financial loss (income), net	(104)	3,302
Loss from continuing operations	6,566	6,689
Net income from discontinued operations	273	105
Net loss after discontinued operations	$ 6,293	$ 6,584
Basic net loss per Ordinary share from continuing operations attributable to Rosetta Genomics' shareholders	$ 0.71	$ 5.43
Diluted net loss per Ordinary share from continuing operations attributable to Rosetta Genomics' shareholders	$ 0.71	$ 5.39
Basic and diluted net income per Ordinary share of discontinued operations attributable to Rosetta Genomics' shareholders	$ (0.03)	$ (0.08)
Basic net loss per Ordinary share attributable to Rosetta Genomics' shareholders	$ 0.68	$ 5.35
Diluted net loss per Ordinary share attributable to Rosetta Genomics' shareholders	$ 0.68	$ 5.31
Weighted average number of Ordinary shares used to compute basic net loss per Ordinary share	9,213,633	1,231,170
Weighted average number of Ordinary shares used to compute diluted net loss per Ordinary share	9,215,175	1,239,521